Cash and cash equivalents and cash flow supporting notes	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Cash and cash equivalents and cash flow supporting notes

14	Cash and cash equivalents and cash flow supporting notes

Cash and cash equivalents for purposes of the consolidated statement of cash flows comprises:

	2025 £’000	2024 £’000	2023 £’000
Cash at bank available on demand	8,534	1,669	5,971

During 2025, 2024 and 2023, cash inflows arose from equity financing transactions, included within financing activities on the face of the cash flow statement. As part of the equity transactions entered in December 2025, July and May 2024 and December and May 2023 warrants to the value of £5.0 million ( 2024: £3.1 million; 2023: £4.6 million) were issued as disclosed in note 19.

	2025 £’000		2024 £’000	2023 £’000
Gross proceeds	14,369		9,065	12,084
Transaction costs	(620	)_	(753)	(1,657)
	13,749		8,312	10,427

The following changes in loans and borrowings arose as a result of financing activities during the year:

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2025	1,424	1,530	2,954
Cash flows	–	(1,399)	(1,399)
Non-cashflows:
Foreign exchange	–	(132)	(132)
Loans and borrowings classified as non-current 31 December 2024 becoming current in 2025	(779)	779	–
Transfer to share premium on exercise of warrants	–	(196)	(196)
Warrants issued	–	5,024	5,024
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(2,296)	(2,296)
Interest accruing in period	–	229	229
At 31 December 2025	645	3,539	4,184

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2024	295	4,329	4,624
Cash flows	–	(460)	(460
Non-cashflows:
Foreign exchange	–	(26)	(26)
Loans and borrowings classified as non-current 31 December 2023 becoming current in 2024	(412)	412	–
Deferred consideration on acquisition	1,541	456	1,997
Promissory note issued	–	431	431
Warrants issued	–	3,059	3,059
Exercise of warrants – transfer to share premium	–	(3,618)	(3,618)
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(3,218)	(3,218)
Interest accruing in period	–	165	165
At 31 December 2024	1,424	1,530	2,954

	Non-current liabilities £’000	Current liabilities £’000	Total £’000
At 1 January 2023	463	246	709
Cash flows	–	(188)	(188)
Non-cashflows:
Loans and borrowings classified as non-current 31 December 2022 becoming current in 2023	(168)	168	–
Warrants issued	–	4,562	4,562
Gain recognised in finance income within the consolidated statement of comprehensive income	–	(487)	(487)
Interest accruing in period	–	28	28
At 31 December 2023	295	4,329	4,624